Cost of sales	12 Months Ended
Dec. 31, 2022
Cost of Sales [Abstract]
Cost of sales

20. Cost of sales

Cost of sales is costs that directly relate to production at the mine operating segments and excludes depletion and amortization. The following are components of cost of sales:

	Year ended	Year ended
	December 31,	December 31,
	2022	2021

Salaries and employee benefits	$29,803	$23,913
Contract services on site	4	17,138
Raw materials and consumables	29,568	11,652
Utilities	4,285	3,350
Other costs	6,598	7,729
Costs before intended use	-	247
Employee retention credit	(3,962)	-
Changes in inventories	(2,663)	(19,946)
Inventory write-downs	8,459	40,711
	$72,092	$84,794

Employee retention credit consists of refundable tax credits from the Galena Complex through the Employee Retention Credit under the U.S. CARES Act net of transaction costs.